As filed with the Securities and Exchange Commission on 07/02/2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

F/m Emerald Special Situations ETF
SPIT (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the F/m Emerald Special Situations ETF (the “Fund”) for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.emeraldetfs.com/spit. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Emerald Special Situations ETF	$142	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  generated a trailing 12 month return of 87.47% at NAV, materially outperforming the benchmark Russell 3000 return of 29.41%.
The reported performance of the Fund is comprised of two distinct periods: pre-10/6/25, and post-10/6/25. Prior to 10/6/25, performance was driven by the Emerald Insights Fund (the “Insights Fund”), an all-cap mutual fund representing a “best-ideas” strategy generated by the fundamental, bottom-up investment process of Emerald Mutual Fund Advisers Trust (“Emerald”). On 10/6/25, the Insights Fund reorganized into its current form, the F/m Emerald Special Situations ETF, a concentrated, market-cap agnostic ETF focused on companies with idiosyncratic return drivers. While the Insights Fund was benchmark aware, the Fund does not cover larger benchmark positions unless they exhibit characteristics that would qualify them for the portfolio, lessening benchmark correlation, highlighting Emerald’s research-driven process.
WHAT FACTORS INFLUENCED PERFORMANCE?
Prior to the transition, the Fund materially outpaced the Russell 3000 through a combination of stock selection and sector allocation. AI ecosystem beneficiaries, including exposure to the “Magnificent 7,” largely dictated by the benchmark, provided significant contribution to returns. Beyond mega-cap technology holdings, semiconductor exposure was meaningful as AI infrastructure demand accelerated, while the portfolio also captured the AI theme across the supply chain through optical components and telecommunications equipment, areas tied directly to hyperscaler datacenter buildouts. Energy equipment and services also outperformed, with power infrastructure and oilfield services names rising on tightening utilization and a broader re-rating of the energy services cycle. Industrials allocation contributed across defense and aerospace and engineering and contracting services, while healthcare added meaningful outperformance. Across these sectors, stock selection was the primary driver of excess return, with allocation effect providing a secondary but meaningful contribution.
Post the transition, outperformance continued with stock selection being the primary driver of outperformance. The prior secular themes across AI infrastructure, power, healthcare, and industrials remained central to portfolio positioning. However, by design, there was a near-elimination of Magnificent 7 and mega-cap technology exposure, which freed portfolio capacity for deployment into other, less-followed, non-benchmark correlated holdings. The timing of this reduction proved beneficial as many of the mega-cap names struggled during the latter period.
For the year, the three largest sector-level contributors were Industrials, Technology, and Telecommunications, with Energy and Health Care rounding out a top five that collectively account for most of the Fund’s outperformance. Stock selection drove the majority of outperformance, with allocation a secondary driver. Partially offsetting these gains - Consumer Discretionary, Basic Materials, and Financials detracted from relative performance. In aggregate, these detractors were contained relative to the breadth of outperformance generated elsewhere in the portfolio.
The breadth and composition of the outperformance without some of the largest benchmark constituents helps demonstrate the fund operates as a genuinely active, benchmark-agnostic vehicle. Contribution from stock selection exceeded the contribution from sector allocation and spanned the majority of sectors in the portfolio. The result is a return profile that we believe is largely uncorrelated with the structure of the Russell 3000.
F/m Emerald Special Situations ETF	PAGE 1	TSR-AR-74933W114

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
F/m Emerald Special Situations ETF NAV	87.47	16.57	20.25
Russell 3000 Index	29.41	10.34	12.90
Visit https://www.emeraldetfs.com/spit for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$29,246,458
Number of Holdings	49
Net Advisory Fee	$103,102
Portfolio Turnover	111%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(% of Net Assets)
Industrials	23.0%
Health Care	20.2%
Technology	17.7%
Energy	13.2%
Consumer Discretionary	10.4%
Telecommunications	3.7%
Financials	3.4%
Utilities	2.8%
Basic Materials	1.7%
Consumer Staples	1.4%

Top 10 Holdings	(% of Net Assets)
Credo Technology Group Holding Ltd.	6.4%
TETRA Technologies, Inc.	4.4%
Bloom Energy Corp.	3.8%
Solaris Energy Infrastructure, Inc.	3.4%
American Superconductor Corp.	3.3%
Cardinal Infrastructure Group, Inc.	3.1%
Nektar Therapeutics	3.1%
Amazon.com, Inc.	3.0%
Guardant Health, Inc.	3.0%
Excelerate Energy, Inc.	2.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.emeraldetfs.com/spit.
F/m Emerald Special Situations ETF	PAGE 2	TSR-AR-74933W114

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (known as “householding”). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Emerald Special Situations ETF	PAGE 3	TSR-AR-74933W114

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has made amendments to its code of ethics during the period covered by this report, including clarifying which of the registrant’s officers are covered. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Gregory P. Chandler, Nicholas A. Giordano and Martha A. Tirinnanzi are the registrant’s audit committee financial experts and each of them is “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2026	Fiscal Year 2025
Cohen & Co	$18,500	NA

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were related to review of semi-annual reports for Cohen & Co. were as follows:

	Fiscal Year 2026	Fiscal Year 2025
Cohen & Co	$300	NA

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were related to federal and state tax return review and excise distribution review and were as follows:

	Fiscal Year 2026	Fiscal Year 2025
Cohen & Co	$3,500	NA

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
Cohen & Co	$0	NA

(e)(1) Pre-Approval of Audit and Permitted Non-Audit Services

1.	Pre-Approval Requirements of the Company. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

2.	Pre-Approval Requirements of Affiliates. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

3.	Delegation. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

4.	Prohibited Services. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company’s audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2026	Fiscal Year 2025
Cohen & Co	$3,800	NA

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

F/m Emerald Special Situations ETF | (SPIT)

a series of The RBB Fund, Inc.

Financial Statements
April 30, 2026

F/m Emerald Special Situations ETF

Schedule of Investments

April 30, 2026

	SHARES	Value
COMMON STOCKS — 97.5%
Basic Materials — 1.7%
General Mining — 1.7%
MP Materials Corp. (a)	7,274	$480,375

Consumer Discretionary — 10.4%
Consumer Electronics — 2.5%
Arlo Technologies, Inc. (a)	52,726	740,800

Consumer Services: Misc. - 1.4%
Matthews International Corp. - Class A	14,102	402,471

Diversified Retailers — 3.0%
Amazon.com, Inc. (a)	3,326	881,590

Electronic Entertainment — 2.1%
Take-Two Interactive Software, Inc. (a)	2,799	598,314

Restaurants and Bars — 1.4%
Starbucks Corp.	3,981	419,319
		3,042,494
Consumer Staples — 1.4%
Food Products — 1.4%
Freshpet, Inc. (a)	5,982	403,067

Energy — 13.2%
Integrated Oil and Gas — 0.3%
Sable Offshore Corp. (a)	5,579	80,059

Oil Equipment and Services — 9.6%
Golar LNG Ltd.	9,579	526,749
Solaris Energy Infrastructure, Inc.	13,607	1,004,741
TETRA Technologies, Inc. (a)	135,589	1,290,807
		2,822,297
Renewable Energy Equipment — 3.3%
American Superconductor Corp. (a)	17,862	956,331
		3,858,687
Financials — 3.4%
Full Line Insurance — 1.7%
Skyward Specialty Insurance Group, Inc. (a)	11,066	502,950

Property and Casualty Insurance — 1.7%
Palomar Holdings, Inc. (a)	4,167	501,623
		1,004,573

Health Care — 20.2%
Biotechnology — 12.5%
Biogen, Inc. (a)	3,253	$615,728
BridgeBio Pharma, Inc. (a)	5,647	401,558
Guardant Health, Inc. (a)	9,909	862,876
Insmed, Inc. (a)	2,276	310,287
KalVista Pharmaceuticals, Inc. (a)	20,732	552,715
Nektar Therapeutics (a)	10,683	908,482
		3,651,646
Medical Equipment — 4.0%
LivaNova PLC (a)	11,815	710,082
TransMedics Group, Inc. (a)	4,599	463,533
		1,173,615
Pharmaceuticals — 3.7%
Corcept Therapeutics, Inc. (a)	10,385	483,110
Travere Therapeutics, Inc. (a)	14,329	603,538
		1,086,648
		5,911,909

Industrials — 23.0%
Aerospace — 1.3%
Boeing Co. (a)	1,641	375,838

Building: Climate Control — 2.8%
Modine Manufacturing Co. (a)	3,197	814,052

Commercial Vehicle-Equipment Leasing — 1.2%
FTAI Aviation Ltd.	1,336	333,559

Construction — 3.1%
Cardinal Infrastructure Group, Inc. - Class A (a)	17,312	918,056

Defense — 7.1%
AeroVironment, Inc. (a)	1,404	273,808
BWX Technologies, Inc.	2,543	550,280
Karman Holdings, Inc. (a)	4,568	310,533
Kratos Defense & Security Solutions, Inc. (a)	7,669	483,530
Mercury Systems, Inc. (a)	5,729	452,075
		2,070,226
Engineering and Contracting Services — 2.4%
MasTec, Inc. (a)	1,778	700,621

Machinery: Specialty — 3.8%
Bloom Energy Corp. - Class A (a)	3,935	1,115,022

Professional Business Support Services — 1.3%
Fair Isaac Corp. (a)	381	390,525
		6,717,899

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Schedule of Investments (Concluded)

April 30, 2026

	SHARES	Value
Technology — 17.7%
Production Technology Equipment — 1.1%
Axcelis Technologies, Inc. (a)	2,414	$335,812

Semiconductors — 12.6%
Broadcom, Inc.	1,607	670,810
Credo Technology Group Holding Ltd. (a)	10,829	1,884,354
indie Semiconductor, Inc. - Class A (a)	109,293	492,912
nLight, Inc. (a)	6,012	419,938
Pixelworks, Inc. (a)	38,898	225,608
		3,693,622
Software — 4.0%
Commvault Systems, Inc. (a)	4,440	439,027
MongoDB, Inc. (a)	1,527	383,017
Unity Software, Inc. (a)	12,723	336,142
		1,158,186
		5,187,620
Telecommunications — 3.7%
Telecommunications Equipment — 3.7%
InterDigital, Inc.	1,428	423,487
Lumentum Holdings, Inc. (a)	718	647,866
		1,071,353
Utilities — 2.8%
Gas Distribution — 2.8%
Excelerate Energy, Inc. - Class A	23,723	827,933
TOTAL COMMON STOCKS (Cost $22,151,176)		28,505,910
EXCHANGE TRADED FUNDS — 2.4%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (b)	14,247	$714,416
TOTAL EXCHANGE TRADED FUNDS (Cost $708,657)		714,416

TOTAL INVESTMENTS — 99.9% (Cost $22,859,833)		29,220,326
Other Assets in Excess of Liabilities — 0.1%		26,132

TOTAL NET ASSETS — 100.0%		$29,246,458

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Statement of Assets and Liabilities

April 30, 2026

F/m Emerald Special Situations ETF
ASSETS:
Investments in unaffiliated securities, at value	$28,505,910
Investments in affiliated securities, at value	714,416
Receivable for fund shares sold	625,418
Receivable for investments sold	22,061
Cash and cash equivalents	472
Prepaid expenses and other assets	20,211
Total assets	29,888,488

LIABILITIES:
Payable for investments purchased	620,172
Payable to Adviser	19,471
Payable for shareholder servicing fees	1,685
Payable for expenses and other liabilities	702
Total liabilities	642,030
NET ASSETS	$29,246,458

NET ASSETS CONSISTS OF:
Capital Stock	$935
Additional paid-in capital	23,395,893
Total distributable earnings	5,849,630
Total net assets	$29,246,458

Net assets	$29,246,458
Capital shares issued and outstanding (100,000,000 shares authorized, 0.001 par value)	935,261
Net asset value per share	$31.27

COST:
Investments in unaffiliated securities, at cost	$22,151,176
Investments in affiliated securities, at cost	$708,657

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Statement of Operations

FOR THE YEAR ENDED April 30, 2026

F/m Emerald Special Situations ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$62,376
Dividend income from unaffiliated securities	53,269
Interest income	6,064
Total investment income	121,709

EXPENSES:
Investment advisory fee	172,165
Federal and state registration fees	34,750
Transfer agent fees	17,837
Fund administration and accounting fees	14,864
Distribution fees	6,905
Audit fees	5,847
Reports to shareholders	3,973
Custodian fees	2,280
Legal fees	2,106
Shareholder service costs	1,865
Compliance fees	770
Directors’ fees	684
Other expenses and fees	11,560
Total expenses	275,606
Expense reimbursement by Adviser	(69,063)
Net expenses	206,543
NET INVESTMENT LOSS	(84,834)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	3,787,465
Investments in affiliated securities	(20,327)
In-kind redemptions in unaffiliated securities	9,890,219
In-kind redemptions in affiliated securities	(665)
Net realized gain (loss)	13,656,692
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(436,314)
Investments in affiliated securities	5,759
Net change in unrealized appreciation (depreciation)	(430,555)
Net realized and unrealized gain (loss)	13,226,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,141,303

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Statements of Changes in Net Assets

	FOR THE Year Ended April 30, 2026*	FOR THE Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$(84,834)	$(181,597)
Net realized gain (loss)	13,656,692	2,164,153
Net change in unrealized appreciation (depreciation)	(430,555)	(304,296)
Net increase (decrease) in net assets from operations	13,141,303	1,678,260

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings
Class A	(1,076,200)	(111,526)
Class C	(3,062)	(217)
Institutional Class	(1,659,368)	(32,071)
Investor Class	(97,348)	(6,191)
Total distributions to shareholders	(2,835,978)	(150,005)

Capital Transactions:
Class A
Shares sold	26,885	219,036
Shares issued in reinvestment of distributions	1,060,474	111,383
Shares redeemed	(5,437,998)	(2,542,937)
Shares redeemed from exchange to Institutional Class	(13,909,253)	—
Net increase (decrease) in net assets from capital transactions	(18,259,892)	(2,212,518)
Class C
Shares sold	740	2,068
Shares issued in reinvestment of distributions	661	64
Shares redeemed	(1,737)	(3,364)
Shares redeemed from exchange to Institutional Class	(32,457)	—
Net increase (decrease) in net assets from capital transactions	(32,793)	(1,232)
Institutional Class
Shares sold	24,293,686	329,222
Proceeds from Class A, Class C and Investor Class exchange	15,193,008	—
Shares issued from reinvestment of distributions	392,353	31,484
Shares redeemed	(20,030,589)	(1,509,683)
Net increase (decrease) in net assets from capital transactions	19,848,458	(1,148,977)
Investor Class
Shares sold	60,267	40,227
Shares issued in reinvestment of distributions	91,511	5,816
Shares redeemed	(49,855)	(32,782)
Shares redeemed from exchange to Institutional Class	(1,251,298)	—
Net increase (decrease) in net assets from capital transactions	(1,149,375)	13,261

NET INCREASE (DECREASE) IN NET ASSETS	10,711,723	(1,821,211)

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Statements of Changes in Net Assets (continued)

	FOR THE Year Ended April 30, 2026*	FOR THE Year Ended April 30, 2025
NET ASSETS:
Beginning of the year	$18,534,735	$20,355,946
End of the year	$29,246,458	$18,534,735

SHARES TRANSACTIONS
Class A
Shares sold	1,144	11,939
Shares issued in reinvestment of distributions	47,427	5,288
Shares redeemed	(234,960)	(131,547)
Shares exchanged into Institutional Class	(559,910)	—
Net increase (decrease) in shares outstanding	(746,299)	(114,320)
Class C
Shares sold	34	105
Shares issued in reinvestment of distributions	33	3
Shares redeemed	(84)	(175)
Shares exchanged into Institutional Class	(1,456)	—
Net increase (decrease) in shares outstanding	(1,473)	(67)
Institutional Class
Shares sold	889,654	17,108
Shares exchanged from Class A, Class C and Investor Class	584,247	—
Shares issued from reinvestment of distributions	16,774	1,436
Shares redeemed	(741,784)	(72,873)
Total increase (decrease) in shares outstanding	748,891	(54,329)
Investor Class
Shares sold	2,734	2,001
Shares issued in reinvestment of distributions	4,141	279
Shares redeemed	(2,252)	(1,557)
Shares exchanged into Institutional Class	(50,958)	—
Net increase (decrease) in shares outstanding	(46,335)	723

*

Effective as of close of business October 3, 2025 the Fund acquired all the assets and liabilities of the Emerald Insights Fund, a series of the Financial Investors Trust (the “Predecessor Fund”). Effective September 19, 2025, Class A shares, Class C shares and Investor Class shares of the Predecessor Fund were converted into Institutional Class shares of the Predecessor Fund.

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Year ended April 30,
	2026*	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$19.56	$18.28	$14.49	$15.64	$20.67

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.13)	(0.09)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments(b)	15.76	1.54	3.88	(0.43)	(2.05)
Total from investment operations	15.66	1.41	3.79	(0.50)	(2.17)

LESS DISTRIBUTIONS FROM:
Net realized gains	(3.95)	(0.13)	—	(0.65)	(2.86)
Total distributions	(3.95)	(0.13)	—	(0.65)	(2.86)
Net asset value, end of year	$31.27	$19.56	$18.28	$14.49	$15.64

TOTAL RETURN	87.47%	7.65%	26.16%	(3.40)%	(12.51)%

SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$29,246	$3,645	$4,400	$3,657	$4,340
Ratio of expenses to average net assets:
Before expense reimbursement	1.35%	1.54%	1.71%	1.65%	1.42%
After expense reimbursement	0.99%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	(0.41)%	(0.60)%	(0.53)%	(0.51)%	(0.62)%
Portfolio turnover rate (d)	111%	65%	61%	64%	70%

*

Effective as of close of business October 3, 2025 the Fund acquired all the assets and liabilities of the Emerald Insights Fund, a series of the Financial Investors Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund. Effective September 19, 2025, Class A shares, Class C shares and Investor Class shares of the Predecessor Fund were converted into Institutional Class shares of the Predecessor Fund.

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Emerald Special Situations ETF

Notes to Financial Statements

April 30, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-one active investment portfolios, including the F/m Emerald Special Situations ETF (the “Fund”).

Effective September 19, 2025 (the “Conversion Date”), the outstanding Class A shares, Class C shares and Investor Class shares of the Predecessor Fund (as defined below) were converted into Institutional Class shares (the “Class Conversion”). The Class Conversion was completed based on the share classes’ relative net asset values on the Conversion Date, without the imposition of any fees or expenses.

	SHARES OUTSTANDING	NET ASSETS	NAV PER SHARE	CONVERSION RATIO
Class A Shares	559,910	$13,909,253	$24.84	0.955
Class C Shares	1,456	32,457	22.29	0.857
Investor Class	50,958	1,251,298	24.56	0.944
Institutional Class (before conversion)	205,534	5,344,807	26.00
Institutional Class (after conversion)	789,781	20,537,815	26.00

Effective as of the close of business on October 3, 2025, the Emerald Insights Fund (the “Predecessor Fund”), a separate series of the Financial Investors Trust, an open-end management investment company established as a Delaware statutory trust, was reorganized into the Fund as a new series of RBB in a tax-free reorganization (the “Reorganization”). The Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund, as described in the Agreement and Plan of Reorganization. The Fund currently offers only one class of shares. The Agreement and Plan of Reorganization pursuant to which the Reorganization was approved by shareholders of the Predecessor Fund on September 11, 2025. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Predecessor Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, the Fund is the accounting successor. The Reorganization was accomplished by a tax-free exchange of the Fund’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized depreciation and fund shares outstanding of the Predecessor Fund were as follows:

Net Assets	Market Value of Investments	Cost of Investments	Unrealized Appreciation	Fund Shares Outstanding
$17,249,140	$18,579,520	$7,839,238	$10,740,282	655,320

The investment objective of the Fund is to seek long-term growth through capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Fund is April 30, 2026, and the period covered by these Notes to Financial Statements is the fiscal year ended April 30, 2026 (the “current fiscal period”).

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

April 30, 2026

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

Investments:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$28,505,910	$—	$—	$28,505,910
Exchange Traded Funds	714,416	—	—	714,416
Total Investments	$29,220,326	$—	$—	$29,220,326

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

April 30, 2026

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent directors and counsel to the independent directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Short-Term InvestmentS - The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

SPECIAL SITUATIONS INVESTMENTS - The Fund will invest primarily in equity securities of companies experiencing unique, idiosyncratic situations and transformations (“Special Situations”), such as mergers, reorganizations or other unusual events expected to affect a particular issuer. The particular development (actual or prospective) which may qualify a security as a Special Situation may be one of many different types. Such developments may include, among others: a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company’s stock; a new or changed management; or material changes in management policies. The fact, if it exists, that an increase in the company’s earnings, dividends or business is expected, or that a given security is considered to

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

April 30, 2026

be undervalued, would not in itself be sufficient to qualify as a Special Situation. There is a risk that the Special Situation might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

Other Investment Companies - The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

OPERATING SEGMENTS — Are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Effective as of the close of business on October 3, 2025, F/m Investments LLC (“the Adviser”), serves as the investment adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.89% of the Fund’s average daily net assets. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by the Fund under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

April 30, 2026

with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Prior to the close of business on October 3, 2025, pursuant to an investment advisory agreement with Emerald Mutual Fund Advisers Trust on behalf of Financial Investors Trust (the “Prior Advisory Agreement”), the Predecessor Fund compensated Emerald Mutual Fund Advisers Trust (the “Predecessor Adviser”) at an annual rate of the Predecessor Fund’s average daily net assets, paid on a monthly basis in arrears, as shown in the following table.

Average Total Net Assets Contractual Fee	Contractual Fee
Up to and including $250M	0.75%
Over $250M up to and including $500M	0.65%
Over $500M up to and including $750M	0.55%
Over $750M	0.45%

Prior to the close of business October 3, 2025, the Predecessor Adviser had contractually agreed to limit the Predecessor Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) set forth to the annual shares (as percentages of the Predecessor Fund’s average daily net assets) in the following table for Class A, Class C, Institutional Class, and Investor Class shares. This agreement was in effect from September 1, 2025 through October 3, 2025.

Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.05%	1.40%

The Predecessor Adviser was permitted to recapture, on a class-by-class basis, expenses it had borne through the expense agreements to the extent that the Predecessor Fund’s expenses in later periods fell below the annual rates set forth in the expense agreements; provided, however, that such recapture payments did not cause the Predecessor Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Predecessor Fund was not obligated to pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were deferred. Fees waived/reimbursed by the Predecessor Adviser for the current fiscal period are disclosed in the Statement of Operations. Fees waived by the Predecessor Adviser prior to the Reorganization can no longer be recouped by the Adviser.

Emerald Mutual Fund Advisers Trust serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Sub-Adviser is paid a fee equal to the annual rate of 0.58% of the Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Fund).

Alps Fund Services, Inc. (“ALPS”) served as administrator to the Predecessor Fund through October 5, 2025 and the Fund had agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provided operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assisted in the Fund’s operations. Officers of the Predecessor Fund were employees of ALPS. Administration fees paid by the Fund for the current fiscal period are disclosed in the Statement of Operations. ALPS was also reimbursed by the Fund for certain out-of-pocket expenses. Effective October 6, 2025, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund.

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

April 30, 2026

ALPS provided services that assisted the Predecessor Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Predecessor Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and received an annual base fee. ALPS was reimbursed for certain out-of-pocket expenses by the Predecessor Fund. Compliance service fees paid by the Predecessor Fund for the current fiscal period are disclosed in the Statement of Operations.

ALPS received an annual fee for providing principal financial officer services to the Predecessor Fund. Principal financial officer fees paid by the Predecessor Fund for the current fiscal period are disclosed in the Statement of Operations within Fund administration and accounting fees.

ALPS served as transfer, dividend paying and shareholder servicing agent to the Predecessor Fund through October 5, 2025. Transfer agent fees paid by the Fund for the current fiscal period are disclosed in the Statement of Operations. Effective October 6, 2025, Fund Services serves as the Fund’s transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund.

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) served as distributor to the Predecessor Fund through October 5, 2025. Shares were sold on a continuous basis by ADI as agent for the Predecessor Fund, and ADI had agreed to use its best efforts to solicit orders for the sale of the Predecessor Fund’s shares, although it was not obliged to sell any particular amount of shares. ADI was not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission. Effective October 6, 2025, Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

Prior to October 3, 2025, the Predecessor Fund had adopted a separate Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan allowed the Predecessor Fund to use the Predecessor Fund’s assets to pay fees in connection with the distribution and marketing of the Predecessor Fund’s shares and/or the provision of shareholder services to the Predecessor Fund’s shareholders. The Plan permitted payment for services in connection with the administration of plans or programs that use shares of the Predecessor Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Predecessor Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Predecessor Fund. The Plan permitted the Predecessor Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Distribution fees paid by the Predecessor Fund for the current fiscal period are disclosed in the Statement of Operations.

Prior to October 3, 2025, the Predecessor Fund had adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, the Predecessor Fund was authorized to compensate certain financial intermediaries, including broker-dealers and Predecessor Fund affiliates which may include the Distributor, Predecessor Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Fund attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of the Predecessor Fund’s shareholders who had elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during the Predecessor Fund’s fiscal year for such service activities were reimbursed to the Predecessor Fund as soon as practicable. Shareholder servicing fees paid by the Fund for the current fiscal period are disclosed in the Statement of Operations

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

April 30, 2026

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Purchases of investment securities	$28,334,832
Sales of investment securities	23,577,190

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Fund were as follows:

In-kind purchases of investment securities	$8,181,906
Proceeds from in-kind sales of investment securities	15,290,081

4. FEDERAL INCOME TAX INFORMATION

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the fiscal years ended April 30, 2025, and April 30, 2026 were as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2025	$—	$150,005	$150,005
2026	$389,093	$2,446,885	$2,835,978

As of April 30, 2026, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED CAPITAL GAINS	NET UNREALZIED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRY FORWARD	ACCUMULATED OTHER LOSSES
$—	$—	$6,309,732	$—	$(460,102)

During the fiscal year ended April 30, 2026, the Predecessor Fund did not utilize any capital losses carried forward from the prior fiscal year. For the taxable period ended April 30, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2026. As of April 30, 2026, the Fund had accumulated $460,102 in post October loss deferrals.

The cost basis of investments for federal income tax purposes at April 30, 2026, the Fund’s most recently completed fiscal period, were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$22,910,594	$7,391,163	$(1,081,431)	$6,309,732

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes

F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

April 30, 2026

may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

As of April 30, 2026, there were no permanent differences attributable to the tax treatment of redemptions in-kind and the use of tax equalization.

DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
$(12,470,200)	$12,470,200

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant Agreement with Quasar Distributors, LLC. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	May 1, 2025		Additions		Reductions
Issuer Name	Share Balance	Fair Value	Share Balance	Cost	Share Balance	PROCEEDS
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$—	$—	$99,833	$4,986,688	$85,586	$4,265,474
F/m US Treasury 6 Month Bill ETF	—	—	107,883	5,407,357	107,883	5,398,922
	$—	$—	$207,716	$10,394,045	$193,469	$9,664,396

F/m Emerald Special Situations ETF

Notes to Financial Statements (CONCLUDED)

April 30, 2026

	april 30, 2026
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	FAIR VALUE
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$46,557	$—	$5,759	$(12,557)	$14,247	$714,416
F/m US Treasury 6 Month Bill ETF	15,819	—	—	(8,435)	—	—
	$62,376	$—	$5,759	$(20,992)	$14,247	$714,416

7. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

F/m Emerald Special Situations ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of F/m Emerald Special Situations ETF
and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of F/m Emerald Special Situations ETF (the “Fund”), a series of The RBB Fund, Inc., as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 29, 2026

F/m Emerald Special Situations ETF

OTHER INFORMATION

(UNAUDITED)

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.emeraldetfs.com/spit.

PROXY VOTING RESULTS

A special meeting of shareholders (the “Special Meeting”) of the Predecessor Fund was held on September 11, 2025.

At the Special Meeting, shareholders of the Predecessor Fund voted on a proposal to approve the Agreement and Plan of Reorganization, providing for (i) the acquisition by the Fund of all of the assets and assumption of the liabilities of the Predecessor Fund, in exchange, solely, for shares of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Predecessor Fund; and (iii) the complete liquidation and dissolution of the Predecessor Fund. At the Special Meeting, the proposal was approved by shareholders of the Predecessor Fund as follows:

PROPOSAL	NUMBER OF VOTES FOR	NUMBER OF VOTES AGAINST	NUMBER OF VOTES ABSTAINED
To approve the Agreement and Plan of Reorganization, providing for (i) the acquisition by a newly created series of The RBB Fund, Inc., the F/m Emerald Special Situations ETF, of all of the assets and assumption of the liabilities of the Emerald Insights Fund, in exchange, solely, for shares of the F/m Emerald Special Situations ETF; (ii) the pro rata distribution of such shares to the shareholders of the Emerald Insights Fund; and (iii) the complete liquidation and dissolution of the Emerald Insights Fund.	532,617	0	16,197

Accordingly, shareholders of the Predecessor Fund approved the Agreement and Plan of Reorganization at the Special Meeting on September 11, 2025.

The reorganization contemplated by the Plan of Reorganization occurred as of the close of business on October 3, 2025.

Investment Adviser

F/m Investments LLC
3050 K Street, Suite 201
Washington, DC 20007

Sub-Adviser

Emerald Mutual Fund Advisers Trust
3175 Oregon Pike
Leola, PA 17540

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53201-0701

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	07/02/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	07/02/2026

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	07/02/2026

*	Print the name and title of each signing officer under his or her signature.